Gains or losses on non financial assets and investments, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains Or Losses On Non Financial Assets And Investments Net
Gains	R$ 62,951	R$ 45,780	R$ 285,335
Tangible and intangible assets	62,951	45,780	36,778
Investments			248,557
Losses	(40,596)	(60,893)	(54,622)
Tangible and intangible assets	(40,596)	(32,863)	(14,517)
Investments		(28,030)	(40,105)
Total	R$ 22,355	R$ (15,113)	R$ 230,713